Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.000174 per share
Amount Registered | shares	6,130,000
Proposed Maximum Offering Price per Unit	2.37
Maximum Aggregate Offering Price	$ 14,528,100.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,006.33
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional ordinary shares issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and based upon the average of the high and low prices for a share of the registrant's ordinary shares as reported on the Nasdaq Global Select Market on May 11, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).